EMPLOYEE BENEFITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Retirement Benefits [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS

Grant date	July 1, 2021	January 2022	Q1-Q3’2023
Vesting period	2 years	2 years	0.25-3 years
Expected average volatility	187.7%	187.7%	172%-187.7%
Expected dividend yield	-	-	-
Common Stock Value	$0.76	$0.01-$0.08	$0.009-$0.015
Risk-free interest rate	0.3%	1.81%	3.39%-3.98%

Grant date	July 1, 2021
Expected term	2 years
Expected average volatility	187.7%
Expected dividend yield	-
Common Stock Value	$0.76
Risk-free interest rate	0.3%

SCHEDULE OF OPTIONS GRANTED TO EMPLOYEE

The table below depicts the number of options granted to such employee:

Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Option Exercise Price ($)	Option Expiration Date

Chief Financial Officer	6,904,087	2,301,363	$0.0001	07.01.2031